Operating Segments (Schedule of Sales by Geographical Location of the Customer by Operating Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [Line Items]
Sales	$ 7,153	$ 6,841	$ 7,536
Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	2,186	2,123	2,332
Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	1,767	1,664	1,744
South America [Member]
Disclosure of geographical areas [Line Items]
Sales	1,433	1,353	1,665
North America [Member]
Disclosure of geographical areas [Line Items]
Sales	1,345	1,267	1,351
Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	422	434	444
Industrial Products [Member]
Disclosure of geographical areas [Line Items]
Sales	1,254	1,239	1,227
Industrial Products [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	385	391	432
Industrial Products [Member] | Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	403	438	361
Industrial Products [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	21	21	25
Industrial Products [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	391	329	349
Industrial Products [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	54	60	60
Potash [Member]
Disclosure of geographical areas [Line Items]
Sales	1,714	1,656	2,182
Potash [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	511	478	624
Potash [Member] | Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	390	352	539
Potash [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	423	402	524
Potash [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	175	202	260
Potash [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	215	222	235
Phosphate Solutions [Member]
Disclosure of geographical areas [Line Items]
Sales	2,333	2,215	2,350
Phosphate Solutions [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	512	542	613
Phosphate Solutions [Member] | Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	721	613	587
Phosphate Solutions [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	342	307	368
Phosphate Solutions [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	574	567	614
Phosphate Solutions [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	184	186	168
Growing Solutions [Member]
Disclosure of geographical areas [Line Items]
Sales	2,063	1,950	2,073
Growing Solutions [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	771	731	746
Growing Solutions [Member] | Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	270	249	257
Growing Solutions [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	651	627	753
Growing Solutions [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	206	170	138
Growing Solutions [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	165	173	179
Other activities [Member]
Disclosure of geographical areas [Line Items]
Sales	183	181	172
Other activities [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	144	128	126
Other activities [Member] | Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	17	31	30
Other activities [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	0	0	0
Other activities [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	3	3	2
Other activities [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	19	19	14
Reconciliation [Member]
Disclosure of geographical areas [Line Items]
Sales	(394)	(400)	(468)
Reconciliation [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	(137)	(147)	(209)
Reconciliation [Member] | Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	(34)	(19)	(30)
Reconciliation [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	(4)	(4)	(5)
Reconciliation [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	(4)	(4)	(12)
Reconciliation [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	$ (215)	$ (226)	$ (212)